Exhibit 99
Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	Nov-14
Payment Date	12/15/2014
Transaction Month	32
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$2,078,954,741.62	98,738	57.96 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$447,900,000.00	0.31339%	15-May-13
Class A-2 Notes	$616,900,000.00	0.570%	15-Jan-15
Class A-3 Notes	$658,000,000.00	0.720%	15-Dec-16
Class A-4 Notes	$177,070,000.00	1.000%	15-Sep-17
Class B Notes	$59,990,000.00	1.670%	15-Nov-17
Class C Notes	$40,000,000.00	2.080%	15-Feb-18
Class D Notes	$40,000,000.00	2.930%	15-Oct-18
Total	$2,039,860,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,834,641.60

Principal:
Principal Collections	$16,306,670.12
Prepayments in Full	$8,615,675.78
Liquidation Proceeds	$332,092.42
Recoveries	$35,583.53
Sub Total	$25,290,021.85
Collections	$27,124,663.45

Purchase Amounts:
Purchase Amounts Related to Principal	$602,575.36
Purchase Amounts Related to Interest	$3,106.08
Sub Total	$605,681.44

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$27,730,344.89

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	Nov-14
Payment Date	12/15/2014
Transaction Month	32
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$27,730,344.89
Servicing Fee	$433,155.75	$433,155.75	$0.00	$0.00	$27,297,189.14
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$27,297,189.14
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$27,297,189.14
Interest - Class A-3 Notes	$110,137.35	$110,137.35	$0.00	$0.00	$27,187,051.79
Interest - Class A-4 Notes	$147,558.33	$147,558.33	$0.00	$0.00	$27,039,493.46
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,039,493.46
Interest - Class B Notes	$83,486.08	$83,486.08	$0.00	$0.00	$26,956,007.38
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,956,007.38
Interest - Class C Notes	$69,333.33	$69,333.33	$0.00	$0.00	$26,886,674.05
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,886,674.05
Interest - Class D Notes	$97,666.67	$97,666.67	$0.00	$0.00	$26,789,007.38
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$26,789,007.38
Regular Principal Payment	$24,873,359.89	$24,873,359.89	$0.00	$0.00	$1,915,647.49
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,915,647.49
Residuel Released to Depositor	$0.00	$1,915,647.49	$0.00	$0.00	$0.00
Total		$27,730,344.89

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$24,873,359.89
Total					$24,873,359.89
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$24,873,359.89	$37.80	$110,137.35	$0.17	$24,983,497.24	$37.97
Class A-4 Notes	$0.00	$0.00	$147,558.33	$0.83	$147,558.33	$0.83
Class B Notes	$0.00	$0.00	$83,486.08	$1.39	$83,486.08	$1.39
Class C Notes	$0.00	$0.00	$69,333.33	$1.73	$69,333.33	$1.73
Class D Notes	$0.00	$0.00	$97,666.67	$2.44	$97,666.67	$2.44
Total	$24,873,359.89	$12.19	$508,181.76	$0.25	$25,381,541.65	$12.44

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	Nov-14
Payment Date	12/15/2014
Transaction Month	32

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$183,562,242.59	0.2789700	$158,688,882.70	0.2411685
Class A-4 Notes	$177,070,000.00	1.0000000	$177,070,000.00	1.0000000
Class B Notes	$59,990,000.00	1.0000000	$59,990,000.00	1.0000000
Class C Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Class D Notes	$40,000,000.00	1.0000000	$40,000,000.00	1.0000000
Total	$500,622,242.59	0.2454199	$475,748,882.70	0.2332262

Pool Information
Weighted Average APR	4.560%	4.563%
Weighted Average Remaining Term	32.10	31.28
Number of Receivables Outstanding	39,149	38,142
Pool Balance	$519,786,901.63	$493,692,753.05
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$500,622,242.59	$475,748,882.70
Pool Factor	0.2500232	0.2374716

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$10,394,773.71
Targeted Credit Enhancement Amount	$10,394,773.71
Yield Supplement Overcollateralization Amount	$17,943,870.35
Targeted Overcollateralization Amount	$17,943,870.35
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$17,943,870.35

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$10,394,773.71
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$10,394,773.71
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$10,394,773.71

Ford Credit Auto Owner Trust 2012-B
Monthly Investor Report

Collection Period	Nov-14
Payment Date	12/15/2014
Transaction Month	32

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		108	$237,134.90
(Recoveries)		223	$35,583.53
Net Losses for Current Collection Period			$201,551.37
Cumulative Net Losses Last Collection Period			$12,140,635.78
Cumulative Net Losses for all Collection Periods			$12,342,187.15

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.47%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.58%	776	$12,752,938.26
61-90 Days Delinquent	0.29%	80	$1,429,941.93
91-120 Days Delinquent	0.10%	24	$487,687.18
Over 120 Days Delinquent	0.28%	79	$1,404,676.27
Total Delinquent Receivables	3.26%	959	$16,075,243.64

Repossession Inventory:
Repossessed in the Current Collection Period		35	$603,147.12
Total Repossessed Inventory		46	$854,455.59

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.5736%
Preceding Collection Period			0.3447%
Current Collection Period			0.4773%
Three Month Average			0.4652%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4956%
Preceding Collection Period			0.4572%
Current Collection Period			0.4798%
Three Month Average			0.4775%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer